Investment in subsidiaries with material non-controlling interests - Summarised statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Listing of companies in the Group
TCE income	$ 579,005	$ 715,180	$ 483,316
Revenue - Product Services	2,600,944	1,722,820	724,792
Cost of cargo and delivery expenses	(2,390,929)	(1,547,059)	(640,554)
Vessel operating expenses	(84,984)	(82,192)	(93,428)
Profit after tax	394,868	492,999	238,577
Other comprehensive income/(loss) (currency translation effects)	(1,022)	2,334	2,066
Total comprehensive income	428,193	443,014	272,089
Total comprehensive income/ (loss) allocated to non- controlling interests	40,396	24,196	11,384
BW LPG India Pte. Ltd.
Listing of companies in the Group
TCE income	126,660	118,999	92,561
Vessel operating expenses	(22,223)	(21,503)	(22,885)
Depreciation and amortisation	(34,853)	(33,950)	(32,154)
Finance expense	(8,980)	(9,510)	(7,453)
Other expenses	(9,344)	(6,045)	(2,004)
Profit after tax	51,260	47,991	28,065
Other comprehensive income/(loss) (currency translation effects)		416	2,961
Total comprehensive income	51,260	48,407	31,026
Total comprehensive income/ (loss) allocated to non- controlling interests	24,400	23,716	12,701
BW LPG Product Services Pte. Ltd.
Listing of companies in the Group
Revenue - Product Services	2,650,445	1,835,031	727,775
Cost of cargo and delivery expenses	(2,469,621)	(1,741,585)	(727,882)
Depreciation and amortisation	(36,095)	(67,609)	(3,414)
Finance expense	(934)	(4,426)	(1,755)
Other expenses	(45,145)	(20,033)	3,139
Profit after tax	98,650	1,378	(2,137)
Other comprehensive income/(loss) (currency translation effects)	(1,022)	1,918	(895)
Total comprehensive income	97,628	3,296	(3,032)
Total comprehensive income/ (loss) allocated to non- controlling interests	$ 15,996	$ 480	$ (1,317)